LEASES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating lease cost	¥ 416	¥ 439
Maximum
Remaining operating lease term	10 years
Minimum
Remaining operating lease term	1 year